Basis of preparation - Major Categories of Property and Equipment(Details)	12 Months Ended
Dec. 31, 2017
Scientific and office equipment and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, useful lives	5 years
Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, useful lives	3 years
Purchased intellectual property and reacquired rights | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Acquired finite-lived intangible assets, weighted average useful life	10 years
Purchased intellectual property and reacquired rights | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Acquired finite-lived intangible assets, weighted average useful life	20 years